Net investment in lease - Schedule of Net Investment in Lease (Detail) - Seaspan [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Leases [Line Items]
Undiscounted lease receivable	$ 1,224.2	$ 861.9
Unearned interest income	(465.4)	(410.4)
Net investment in lease	$ 758.8	$ 451.5